Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021 [1]	Dec. 31, 2021		Dec. 31, 2020
Cash provided by (used in) Operating activities
Loss for the period	$ (21,117)	$ (55,710)	$ (141,299)		$ (56,631)
Items not affecting cash:
Amortization	95	98	453		563
Expenses settled with share-based payments	6,393	43,211	74,571		27,098
Expenses to be settled with share-based payments	45
Interest on convertible debentures	0	220	1,003		53
Change in fair value of warrants liability	5,188		(9,375)
Unrealized foreign exchange	(8)	(1)	(15)		8
Changes in working capital:
Receivables and prepayments	619	8	(3,479)		(110)
Accounts payable and accrued liabilities	(6,744)	2,114	22,049		2,487
Net cash used in operating activities	(15,529)	(10,060)	(56,092)		(26,532)
Investing activities
Settlement of deferred acquisition costs	0	(2,190)	(3,440)
Acquisition of equipment	(210)		(402)
Net cash used in investing activities	(210)	(2,190)	(3,842)		(607)
Financing activities
Proceeds from exercise of stock options	0	1,377	4,236		919
Proceeds from issuance of convertible debentures	0	26,000	26,000
Taxes withheld and paid on share-based compensation	(78)
Proceeds from Business Combination (net of fees and other costs)			104,465
Net cash (used in) provided by financing activities	(78)	27,377	134,701		21,292
(Decrease) increase in cash	(15,817)	15,127	74,767		(5,847)
Impact of exchange rate changes on cash	(8)	1
Impact of exchange rate changes on cash			10		(8)
Cash - beginning of period	84,873	10,096	10,096	[1]	15,951
Cash - end of period	$ 69,048	$ 25,224	$ 84,873		$ 10,096	[1]

[1]	The condensed consolidated statements of loss and comprehensive loss for the three months ended March 31, 2021 was restated. Refer to the Company’s Quarterly Report on Form 10-Q for the quarter ended September 30, 2021 filed with the Securities and Exchange Commission on November 15, 2021.